ACQUISITIONS (Details 2) (Echo Lane, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Apr. 01, 2010	Apr. 01, 2010 Customer base
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Purchase price		$ 2,711
Cash consideration paid		1,155
Fair value of contingent consideration		1,556
Net tangible assets:
Current assets		829
Current liabilities		(414)
Total		415
Intangible assets acquired:
Intangible assets acquired			670
Goodwill		1,854
Deferred tax liability		(228)
Total		2,296
Total consideration		2,711
Estimated useful life
Estimated useful life			6 years 9 months 18 days
Pro forma financial information
Net revenues	147,152
Net income	$ 11,878
Net income per share
Basic (in dollars per share)	$ 0.35
Diluted (in dollars per share)	$ 0.33